Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cash and cash equivalents

	December 31, 2021	December 31, 2020
Cash and cash bank deposits	120,928	51,955
Investment funds	78	6,602

Cash and cash equivalents	121,006	58,557